Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement Dated July 29, 2024to the Thrivent Series Fund, Inc. Prospectus and Statement of Additional Information, each dated April 30, 2024, and to the Thrivent Large Cap Index Portfolio Summary Prospectus dated April 30, 2024Effective immediately, Thrivent Large Cap Index Portfolio (the “Portfolio”) is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, the Portfolio will continue to track the S&P 500® Index (the “Index”) even if the Portfolio becomes non-diversified because of a change in relative market capitalization or index weighting of one or more constituents of the Index.Shareholder approval will not be sought if the Portfolio crosses from diversified to non-diversified status under such circumstances.1.The following is added as the last paragraph under the heading “Principal Strategies” of the Portfolio’s Summary Prospectus and Prospectus:The Portfolio intends to be diversified in approximately the same proportion as the Index is diversified. The Portfolio may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely because of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non-diversified” fund under the 1940 Act may invest a greater percentage of its assets in the securities of a limited number of issuers relative to a diversified fund. Shareholder approval will not be sought if the Portfolio crosses from diversified to non-diversified status under such circumstances.2.The following is added under the heading “Principal Risks” of the Portfolio’s Summary Prospectus and Prospectus:Non-Diversified Risk. In seeking to track the Index, the Portfolio may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Thrivent Large Cap Index Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement Dated July 29, 2024to the Thrivent Series Fund, Inc. Prospectus and Statement of Additional Information, each dated April 30, 2024, and to the Thrivent Large Cap Index Portfolio Summary Prospectus dated April 30, 2024Effective immediately, Thrivent Large Cap Index Portfolio (the “Portfolio”) is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, the Portfolio will continue to track the S&P 500® Index (the “Index”) even if the Portfolio becomes non-diversified because of a change in relative market capitalization or index weighting of one or more constituents of the Index.Shareholder approval will not be sought if the Portfolio crosses from diversified to non-diversified status under such circumstances.1.The following is added as the last paragraph under the heading “Principal Strategies” of the Portfolio’s Summary Prospectus and Prospectus:The Portfolio intends to be diversified in approximately the same proportion as the Index is diversified. The Portfolio may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely because of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non-diversified” fund under the 1940 Act may invest a greater percentage of its assets in the securities of a limited number of issuers relative to a diversified fund. Shareholder approval will not be sought if the Portfolio crosses from diversified to non-diversified status under such circumstances.2.The following is added under the heading “Principal Risks” of the Portfolio’s Summary Prospectus and Prospectus:Non-Diversified Risk. In seeking to track the Index, the Portfolio may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Thrivent Large Cap Index Portfolio | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversified Risk. In seeking to track the Index, the Portfolio may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.